Financial result (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Financial Result

	Consolidated
	Years ended December, 31
Description	2022	2021	2020

Financial income
Interest cash and cash equivalents and short-term investments	198,290	105,051	23,187
Sublease	60,930	26,846	28,714
TAP Bond fair value	—	15,935	—
Others	18,069	6,448	8,397
	277,289	154,280	60,298
Financial expenses
Interest on loans and financing	(656,326)	(420,682)	(270,057)
Interest on convertible debentures	(231,103)	(201,303)	(25,116)
Interest on lease	(2,533,128)	(2,433,640)	(1,569,151)
Interest on factoring credit card receivables	(211,528)	(55,395)	(25,715)
Interest on provisions	(246,147)	(237,740)	(283,797)
Interest on reverse factoring	(79,460)	(18,228)	(17,063)
Interest accounts payable	(282,434)	(101,168)	(20,951)
Guarantee commission	(158,651)	(109,661)	(38,484)
Amortized cost of loans and financing	(33,608)	(42,617)	(19,594)
Cost of financial operations	(69,416)	(56,060)	(33,274)
TAP Bond fair value	(181,726)	—	—
Others	(110,255)	(161,749)	(211,385)
	(4,793,782)	(3,838,243)	(2,514,587)

Derivative financial instruments, net	958,005	864,184	(2,207,470)
Foreign currency exchange, net	1,406,566	(1,443,046)	(4,302,540)
Financial result, net	(2,151,922)	(4,262,825)	(8,964,299)